Shareholder Fees - FidelitySustainableCorePlusBondETF-PRO	Dec. 30, 2022 USD ($)
FidelitySustainableCorePlusBondETF-PRO | Fidelity Sustainable Core Plus Bond ETF
Shareholder Fees:
(fees paid directly from your investment)	none